ALPS SERIES TRUST

1290 Broadway, Suite 1100

Denver, CO  80203

February 2, 2015

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:

ALPS Series Trust (the “Trust”)

File Nos. 333-183945, 811-22747

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under Rule 497(c), the Trust hereby certifies that the forms of Prospectuses and Statement of Additional Information for the Trust, each dated January 28, 2015, that would have been filed under Rule 497(c) do not differ from the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 39 to the Trust’s Registration Statement on Form N-1A under the Securities Act, the text of which was filed electronically with the U. S. Securities and Exchange Commission on January 28, 2015 via EDGAR (Accession No. 0001193125-15-023564), except with respect to the Cognios Market Neutral Large Cap Fund, the Prospectus for which is being separately filed pursuant to Rule 497(c) on February 2, 2015.

Please address any comments on this filing to the undersigned at 720-917-0651.

Sincerely,

/s/ JoEllen L. Legg

JoEllen L. Legg

Secretary

Attachment

cc:

Robert Robertson, Esq.

Dechert LLP

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